FEDERATED AMERICAN LEADERS FUND, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                     May 31, 2001



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED AMERICAN LEADERS FUND, INC. (the "Fund")
            Class A Shares
            Class B Shares
            Class C Shares
            Class F Shares
           1933 Act File No. 2-29786
           1940 Act File No. 811-1704


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of the Prospectuses and Statement of Additional Information dated May 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of the Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under rule 485(b) as Post-Effective amendment No. 68 on May 25, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-2284.

                                                Very truly yours,



                                                /s/ Amanda J. Reed
                                                Amanda J. Reed
                                                Assistant Secretary